Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	June 2011 7/15/2011 6
     Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017

Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,928,427.22

Principal:
Principal Collections	$21,080,191.41
Prepayments in Full	$10,778,982.98
Liquidation Proceeds	$448,215.72
Recoveries	$1,647.68

Sub Total	$32,309,037.79

Collections	$36,237,465.01

Purchase Amounts:
Purchase Amounts Related to Principal	$20,994.22
Purchase Amounts Related to Interest	$184.15

Sub Total	$21,178.37

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$36,258,643.38

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	June 2011 7/15/2011 6
III. DISTRIBUTIONS

				Carryover	Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,258,643.38
Servicing Fee	$839,721.83	$839,721.83	$0.00	$0.00	$35,418,921.55
Interest — Class A-1 Notes	$7,491.14	$7,491.14	$0.00	$0.00	$35,411,430.41
Interest — Class A-2 Notes	$143,013.33	$143,013.33	$0.00	$0.00	$35,268,417.08
Interest — Class A-3 Notes	$271,034.17	$271,034.17	$0.00	$0.00	$34,997,382.91
Interest — Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$34,733,396.66
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,733,396.66
Interest — Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$34,667,073.99
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,667,073.99
Interest — Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$34,618,407.49
Third Priority Principal Payment	$306,868.46	$306,868.46	$0.00	$0.00	$34,311,539.03
Interest — Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$34,251,913.28
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,251,913.28
Regular Principal Payment	$30,798,222.25	$30,798,222.25	$0.00	$0.00	$3,453,691.03
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,453,691.03
Residual Released to Depositor	$0.00	$3,453,691.03	$0.00	$0.00	$0.00

Total		$36,258,643.38

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$306,868.46
Regular Principal Payment	$30,798,222.25

Total	$31,105,090.71
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of Original
	Actual	Original Balance	Actual	Original Balance	Actual	Balance
Class A-1 Notes	$31,105,090.71	$121.98	$7,491.14	$0.03	$31,112,581.85	$122.01
Class A-2 Notes	$0.00	$0.00	$143,013.33	$0.52	$143,013.33	$0.52
Class A-3 Notes	$0.00	$0.00	$271,034.17	$0.81	$271,034.17	$0.81
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68

Total	$31,105,090.71	$27.35	$860,139.81	$0.76	$31,965,230.52	$28.11

Ford Credit Auto Owner Trust 2011-A Monthly Investor Report

Collection Period Payment Date Transaction Month	June 2011 7/15/2011 6
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$31,105,090.71	0.1219807	$0.00	0.0000000
Class A-2 Notes	$276,800,000.00	1.0000000	$276,800,000.00	1.0000000
Class A-3 Notes	$335,300,000.00	1.0000000	$335,300,000.00	1.0000000
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000

Total	$913,215,090.71	0.8031018	$882,110,000.00	0.7757473

Pool Information
Weighted Average APR	4.602%	4.589%
Weighted Average Remaining Term	52.45	51.64
Number of Receivables Outstanding	47,638	46,290
Pool Balance	$1,007,666,201.09	$975,051,198.67
Adjusted Pool Balance (Pool Balance — YSOC Amount)	$920,080,108.54	$890,618,222.25
Pool Factor	0.8265845	0.7998305
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$14,625,767.98
Yield Supplement Overcollateralization Amount	$84,432,976.42
Targeted Overcollateralization Amount	$86,868,021.99
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$92,941,198.67
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A Monthly Investor Report

Collection Period Payment Date Transaction Month	June 2011 7/15/2011 6
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	137	$286,615.40
(Recoveries)	5	$1,647.68

Net Losses for Current Collection Period		$284,967.72
Cumulative Net Losses Last Collection Period		$371,126.27

Cumulative Net Losses for all Collection Periods		$656,093.99

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.34%

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:

31-60 Days Delinquent	0.77%	341	$7,462,786.64
61-90 Days Delinquent	0.09%	38	$905,886.78
91-120 Days Delinquent	0.02%	8	$175,341.51
Over 120 Days Delinquent	0.01%	4	$90,861.20

Total Delinquent Receivables	0.89%	391	$8,634,876.13

Repossession Inventory:

Repossessed in the Current Collection Period		43	$1,000,506.22
Total Repossessed Inventory		53	$1,217,804.86

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1230%
Preceding Collection Period			0.1820%
Current Collection Period			0.3449%
Three Month Average			0.2167%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0429%
Preceding Collection Period			0.0882%
Current Collection Period			0.1080%
Three Month Average			0.0797%